Intangible assets - Summary of Intangible Assets (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	SFr 192,299
Amortization	3,448	SFr 1,840
Ending balance	162,915	192,299
PKU Golike [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	31,694
Ending balance	4,678	31,694
Diclofenac [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,267
Ending balance	5,670	7,267
ACER-001 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,370
Ending balance	14,370	14,370
RLF-100 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	85,321
Ending balance	85,321	85,321
RLF-TD011 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	49,604
Ending balance	49,604	49,604
Sentinox [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,650
Ending balance	2,958	3,650
RLF-OD32 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	314
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	393
Ending balance		393
Technologies, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	37,517
Ending balance	9,988	37,517
Technologies, patents and trademarks [member] | PKU Golike [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,236
Addition	174
Ending balance	4,678	30,236
Technologies, patents and trademarks [member] | Diclofenac [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,907
Ending balance	5,310	6,907
Technologies, patents and trademarks [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	374
Ending balance		374
Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,729
Ending balance	13,729	13,729
Licences [member] | ACER-001 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,729
Ending balance	13,729	13,729
In-process research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	132,395
Ending balance	132,180	132,395
In-process research and development [member] | RLF-100 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	81,516
Ending balance	81,516	81,516
In-process research and development [member] | RLF-TD011 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	47,392
Ending balance	47,392	47,392
In-process research and development [member] | Sentinox [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,487
Ending balance	2,958	3,487
In-process research and development [member] | RLF-OD32 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Addition	314
Ending balance	314
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,658
Ending balance	7,018	8,658
Goodwill [member] | PKU Golike [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,458
Ending balance		1,458
Goodwill [member] | Diclofenac [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	360
Ending balance	360	360
Goodwill [member] | ACER-001 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	641
Ending balance	641	641
Goodwill [member] | RLF-100 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,805
Ending balance	3,805	3,805
Goodwill [member] | RLF-TD011 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,212
Ending balance	2,212	2,212
Goodwill [member] | Sentinox [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	163
Ending balance		163
Goodwill [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19
Ending balance		19
Historical cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	194,139	30,800
Addition	488	13,729
Business combination		149,610
Ending balance	194,627	194,139
Historical cost [member] | Technologies, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	39,357
Addition	174
Business combination		39,357
Ending balance	39,531	39,357
Historical cost [member] | Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,729
Addition		13,729
Ending balance	13,729	13,729
Historical cost [member] | In-process research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	132,395	30,800
Addition	314
Business combination		101,595
Ending balance	132,709	132,395
Historical cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,658
Business combination		8,658
Ending balance	8,658	8,658
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,840)
Amortization	(3,448)	(1,840)
Impairment	(26,424)
Ending balance	(31,712)	(1,840)
Accumulated amortization and impairment [member] | Technologies, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,840)
Amortization	(3,448)	(1,840)
Impairment	(24,255)
Ending balance	(29,543)	SFr (1,840)
Accumulated amortization and impairment [member] | In-process research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	(529)
Ending balance	(529)
Accumulated amortization and impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	(1,640)
Ending balance	SFr (1,640)